Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill
Goodwill

7. Goodwill

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2021 and 2022 were as follows:

		Wuhan
	So-Young	Miracle	Total
	RMB	RMB	RMB
Balance as of December 31, 2020	48,500	—	48,500
Increase in goodwill related to acquisition	684	540,009	540,693
Impairment of goodwill (i)	(48,500)	—	(48,500)
Balance as of December 31, 2021	684	540,009	540,693
Increase in goodwill related to acquisition	—	—	—
Impairment of goodwill	—	—	—
Balance as of December 31, 2022	684	540,009	540,693

Gross goodwill balances were RMB589,193 and RMB589,193 as of December 31, 2021 and 2022, respectively. Accumulated impairment losses were RMB48,500 and RMB48,500 as of December 31, 2021 and 2022, respectively.

(i)	In the annual goodwill impairment assessment, the Group concluded that the carrying amounts of Leya reporting unit exceeded its respective fair value and fully impaired goodwill of RMB48,500 related to Leya reporting unit for the year ended December 31, 2021.

As of December 31 of each year, the Group tested goodwill for impairment at the reporting unit level. The Group performed impairment tests using the qualitative and quantitative methods. For the Wuhan Miracle reporting unit, management determined that a quantitative assessment was most appropriate. Impairment tests were conducted by quantitatively comparing the fair values of the reporting unit to its carrying amount, including goodwill. The Wuhan Miracle reporting unit estimated the fair value using a discounted cash flow model. Management’s cash flow projections for the Wuhan Miracle reporting unit included significant judgments and assumptions relating to the projected revenue, projected operating result, and the discount rate. Based on the goodwill impairment test, management determined that the estimated fair value of the Wuhan Miracle reporting unit exceeded its carrying value and, therefore, no impairment was recorded. The fair value determined using the discounted cash flow model is compared with comparable market data and reconciled, as necessary.